GSK License Agreement - Additional Information (Detail) (GlaxoSmithKline [Member], USD $)	12 Months Ended
Dec. 31, 2013
GlaxoSmithKline [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue recognized	$ 3,000,000